Goodwill (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Goodwill [Line Items]
Goodwill impairment losses	$ 33,801
RaidCall [Member]
Goodwill [Line Items]
Goodwill impairment losses	$ 33,800